SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 63.02%
Basic Materials — 3.01%
$600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.33%, 11/15/23(a)	$609,139
300,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	331,243
300,000	Nutrien Ltd., 3.15%, 10/1/22	312,231
500,000	Nutrition & Biosciences, Inc., 0.70%, 9/15/22(b)	501,512

		1,754,125

Communications — 2.23%
650,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	685,120
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.87%, 4/15/24(a)	151,761
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 1.22%, 1/16/24(a)	253,429
200,000	Vodafone Group Plc, 2.95%, 2/19/23	210,670

		1,300,980

Consumer, Cyclical — 4.13%
250,000	Alimentation Couche-Tard, Inc., 2.70%, 7/26/22(b)	258,155
600,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.540%), MTN, 0.79%, 6/27/22(a)	603,286
250,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	252,596
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	251,847
325,000	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 0.88%, 3/8/21(a)	325,025
150,000	Toyota Motor Credit Corp., MTN, 0.50%, 8/14/23	150,685
250,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	259,285
300,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	309,488

		2,410,367

Consumer, Non-cyclical — 8.20%
250,000	AbbVie, Inc., 3.25%, 10/1/22	260,393
300,000	AbbVie, Inc., 3.45%, 3/15/22	309,250
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.26%, 6/6/22(a)	125,956
384,000	Becton Dickinson and Co., 2.89%, 6/6/22	396,344
300,000	Becton Dickinson and Co., 3.36%, 6/6/24	325,423
350,000	Bristol-Myers Squibb Co., 0.54%, 11/13/23	350,550
150,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21	150,483
600,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.13%, 7/15/23(a)	606,863
35,000	CVS Health Corp., 3.70%, 3/9/23	37,432
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	359,064
250,000	Equifax, Inc., 3.60%, 8/15/21	255,012
300,000	Gilead Sciences, Inc., 0.75%, 9/29/23	300,788
250,000	HCA, Inc., 4.75%, 5/1/23	272,776
82,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	83,020

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$300,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	$317,975
250,000	Stryker Corp., 0.60%, 12/1/23	250,340
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	205,709
175,000	Viatris, Inc., 1.13%, 6/22/22(b)	176,623

		4,784,001

Energy — 8.06%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 1.12%, 5/15/22(a)	150,982
250,000	Enbridge, Inc., 2.90%, 7/15/22	259,393
550,000	Enbridge, Inc., 4.00%, 10/1/23	598,712
200,000	Energy Transfer Operating LP, 3.60%, 2/1/23	209,180
250,000	Energy Transfer Operating LP, 5.20%, 2/1/22	258,983
250,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	273,816
300,000	Kinder Morgan Energy Partners LP, 5.00%, 10/1/21	306,417
100,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	100,826
550,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	619,915
250,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.33%, 9/9/22(a)	250,066
200,000	ONEOK Partners LP, 3.38%, 10/1/22	208,308
250,000	ONEOK, Inc., 4.25%, 2/1/22	257,509
250,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	257,579
300,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	311,661
300,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	306,184
300,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	330,763

		4,700,294

Financial — 23.45%
502,000	American Tower Corp., REIT, 5.00%, 2/15/24	568,635
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 0.94%, 5/19/22(a),(b)	251,946
300,000	Bank of America Corp., (SOFR RATE + 0.740%), MTN, 0.81%, 10/24/24(c)	302,926
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 1.17%, 7/23/24(a)	253,512
500,000	Bank of America Corp., (LIBOR USD 3-Month + 0.790%), 3.00%, 12/20/23(c)	526,041
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 0.86%, 9/19/22(a)	252,015
200,000	Bank of Nova Scotia (The), 1.63%, 5/1/23	205,757
250,000	Barclays Plc, 1.01%, 12/10/24(c)	251,781
250,000	Barclays Plc, 3.20%, 8/10/21	254,090
250,000	Barclays Plc, 3.25%, 1/12/21	250,137
250,000	BNP Paribas SA, 2.95%, 5/23/22(b)	258,854
250,000	BNP Paribas SA, 3.50%, 3/1/23(b)	265,790
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	90,339
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.88%, 9/13/23(a)	303,362
225,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	228,015

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 0.91%, 10/27/22(a)	$251,835
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 1.17%, 7/24/23(a)	201,766
300,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 1.30%, 12/8/21(a)	302,379
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 2.88%, 7/24/23(c)	259,489
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.70%, 1/10/23(a)	251,315
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	265,416
250,000	Credit Agricole SA, 3.38%, 1/10/22(b)	257,709
250,000	Credit Agricole SA, 3.75%, 4/24/23(b)	268,397
250,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	257,613
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	528,235
300,000	Crown Castle International Corp., REIT, 5.25%, 1/15/23	328,631
350,000	Goldman Sachs Group, Inc. (The), Series VAR, (SOFR RATE + 0.538%), 0.63%, 11/17/23(c)	351,636
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 0.96%, 2/23/23(a)	403,350
250,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.990%), 2.91%, 7/24/23(c)	259,542
200,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	217,953
225,000	HSBC Holdings Plc, 3.60%, 5/25/23	242,013
200,000	ING Groep NV, 3.15%, 3/29/22	206,865
250,000	ING Groep NV, 4.10%, 10/2/23	274,760
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 1.12%, 4/25/23(a)	252,224
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.730%), 3.56%, 4/23/24(c)	267,720
200,000	Lloyds Banking Group Plc, (LIBOR USD 3-Month + 0.810%), 2.91%, 11/7/23(c)	208,584
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	256,477
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 1.15%, 7/22/22(a)	200,817
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.180%), 1.40%, 1/20/22(a)	250,124
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 1.62%, 10/24/23(a)	254,667
200,000	Nordea Bank Abp, 1.00%, 6/9/23(b)	203,063
250,000	Principal Life Global Funding II, 0.50%, 1/8/24(b)	250,238
200,000	Santander UK Group Holdings Plc, 3.57%, 1/10/23	206,164
300,000	Skandinaviska Enskilda Banken AB, (LIBOR USD 3-Month + 0.430%), 0.65%, 5/17/21(a),(b)	300,222
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 0.92%, 3/14/22(a),(b)	201,308
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 1.14%, 2/11/22(a)	100,082

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 0.79%, 1/11/23(a)	$251,975
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 0.96%, 6/28/22(a)	151,266
355,000	Westpac Banking Corp., 3.30%, 2/26/24	386,954
500,000	Willis North America, Inc., 3.60%, 5/15/24	546,123

		13,680,112

Industrial — 3.29%
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.200%), MTN, 0.41%, 11/12/21(a)	250,330
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	200,638
600,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.490%), MTN, 0.71%, 6/13/22(a)	603,509
500,000	Raytheon Technologies Corp., 3.20%, 3/15/24	539,134
325,000	Roper Technologies, Inc., 0.45%, 8/15/22	325,528

		1,919,139

Technology — 5.47%
550,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	594,948
375,000	Broadcom, Inc., 3.13%, 4/15/21	377,412
400,000	Broadcom, Inc., 3.13%, 10/15/22	418,837
200,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	221,264
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 0.96%, 10/5/21(a)	200,032
500,000	Leidos, Inc., 2.95%, 5/15/23(b)	526,128
275,000	Microchip Technology, Inc., 0.97%, 2/15/24(b)	275,723
550,000	NXP BV / NXP Funding LLC, 3.88%, 9/1/22(b)	580,284

		3,194,628

Utilities — 5.18%
425,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	425,723
301,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	310,049
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	328,241
260,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	260,501
300,000	Evergy, Inc., 2.45%, 9/15/24	318,115
375,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.380%), 0.60%, 7/28/23(a)	375,081
180,000	Georgia Power Co., Series A, 2.10%, 7/30/23	188,063
250,000	Sempra Energy, 2.90%, 2/1/23	262,394
150,000	WEC Energy Group, Inc., 0.55%, 9/15/23	150,703
400,000	Xcel Energy, Inc., 0.50%, 10/15/23	401,348

		3,020,218

Total Corporate Bonds		36,763,864

(Cost $36,329,016)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 28.93%
$380,000	Americredit Automobile Receivables Trust, Series 2018-3, Class D, 4.04%, 11/18/24	$404,781
100,000	AmeriCredit Automobile Receivables Trust, 1.80%, 12/18/25	101,614
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	169,910
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	179,805
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	311,062
75,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.43%, 5/20/22(b)	75,377
405,000	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	411,255
185,000	Carmax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	195,893
85,000	Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	89,781
145,000	Carmax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	152,918
705,000	Carmax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	730,526
130,000	CarMax Auto Owner Trust, Series 2016-4, Class D, 2.91%, 4/17/23	130,079
250,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	254,738
350,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.95%, 11/15/23	359,695
600,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	617,588
200,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	208,117
205,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	214,476
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	312,277
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	104,183
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	129,578
370,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class D, 3.51%, 9/15/23(b)	375,794
367,808	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	375,713
350,000	Dell Equipment Finance Trust, Series 2018-1, Class B, 3.34%, 6/22/23(b)	352,763
300,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	303,092
275,000	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	279,519

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$650,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	$663,350
603,000	Dell Equipment Finance Trust, Series 2019-1, Class B, 2.94%, 3/22/24(b)	616,732
75,019	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	75,944
168,506	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	170,538
13,037	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	13,059
8,615	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	8,622
58,337	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	58,595
291,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	301,250
460,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	483,845
225,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	229,271
400,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	418,940
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	133,853
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	107,302
265,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	273,544
125,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	127,880
275,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class C, 3.70%, 7/20/22	275,972
300,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class C, 3.56%, 12/20/22	305,022
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	106,709
425,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	432,270
150,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class B, 3.27%, 1/16/24	154,960
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	61,993
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	51,524
500,000	Hyundai Auto Receivables Trust, Series 2019-A, Class C, 3.03%, 11/17/25	522,930
147,756	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	148,791
315,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	325,299

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$865,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	$897,192
160,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	162,733
100,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	104,270
400,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	415,453
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	164,404
505,000	Santander Retail Auto Lease Trust, Series 2019-A, Class B, 3.01%, 5/22/23(b)	517,382
300,000	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	308,726
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	246,553
100,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(b)	102,768
500,000	Verizon Owner Trust, Series 2018-1A, Class B, 3.05%, 9/20/22(b)	506,253
220,000	Verizon Owner Trust, Series 2018-1A, Class C, 3.20%, 9/20/22(b)	222,500
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	175,029
140,756	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A, 2.05%, 7/15/22	141,451

Total Asset Backed Securities		16,873,443

(Cost $16,692,383)

U.S. Government Agency Backed Mortgages — 0.03%
Fannie Mae — 0.03%
6,193	Pool #888467, 6.00%, 6/1/22	6,295
933	Pool #AL0202, 4.00%, 4/1/21	933
4,758	Series 2003-55, Class CD, 5.00%, 6/25/23	4,911
7,455	Series 2012-1, Class GB, 2.00%, 2/25/22	7,495

		19,634

Freddie Mac — 0.00%
10	Series 3852, Class EA, 4.50%, 12/15/21	10

Total U.S. Government Agency Backed Mortgages		19,644

(Cost $19,436)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Investment Company — 6.62%
3,865,833	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$3,865,833

Total Investment Company		3,865,833

(Cost $3,865,833)

Total Investments		$57,522,784
(Cost $56,906,668) — 98.60%

Other assets in excess of liabilities — 1.40%		814,615

NET ASSETS — 100.00%		$58,337,399

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Affiliated investment.

Financial futures contracts as of December 31, 2020:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	20	March 2021	$(8,261)	USD	$2,523,281	Barclays Capital Group
Two Year U.S. Treasury Note	50	March 2021	(12,136)	USD	11,048,828	Barclays Capital Group

Total			$(20,397)

Abbreviations used are defined below:
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar